Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other provisions	£ (1,759)	£ (1,291)
Other non-current liabilities	(803)	(844)
Financial liabilities	(47,414)	(49,407)
Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(15,840)	(14,939)
Other provisions	(1,759)	(1,291)
Other non-current liabilities	(803)	(844)
Contingent consideration liabilities	(5,869)	(5,479)
Other items in Assets held for sale	0	(213)
Financial liabilities	(24,271)	(22,766)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Contingent consideration liabilities	(5,869)	(5,479)
Financial liabilities	(5,869)	(5,479)
Amortised cost [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(14,977)	(14,177)
Other provisions	(232)	(94)
Other non-current liabilities	(72)	(84)
Other items in Assets held for sale		(126)
Financial liabilities	(15,281)	(14,481)
Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(14,977)	(14,177)
Other provisions	(232)	(94)
Other non-current liabilities	(72)	(84)
Contingent consideration liabilities	(5,869)	(5,479)
Other items in Assets held for sale		(126)
Financial liabilities	(21,150)	(19,960)
Non Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS 9 [member]
Disclosure of financial liabilities [line items]
Trade and other payables	(863)	(762)
Other provisions	(1,527)	(1,197)
Other non-current liabilities	(731)	(760)
Other items in Assets held for sale		(87)
Financial liabilities	£ (3,121)	£ (2,806)